Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2024-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Dec. 31, 2024
Erroneous Compensation Analysis	In the course of preparing our consolidated financial statements for the year ended December 31, 2024, the Company identified an error in the quarterly calculations related to depletion expense of the Company’s proved oil and gas properties. This error had the effect of incorrectly reporting depletion expense amounts in prior periods, which resulted in incorrectly reporting depletion, depreciation and amortization expense and income tax (expense) benefit in prior periods. See Note 19-Immaterial Correction of Prior Period Error to our consolidated financial statements for the year ended December 31, 2024 for additional information. After considering the guidance in Staff Accounting Bulletin (“SAB”) No. 99, Materiality, and FASB ASC Topic 250, Accounting Changes and Error Corrections, the Company evaluated the materiality of these amounts quantitatively and qualitatively and concluded that the error was not material to any of the Company’s prior annual or interim period financial statements. The consolidated financial statements as of December 31, 2023 and for the years ended December 31, 2022 and 2023 have been revised in accordance with SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, in order to reflect these corrections. We evaluated this revision and concluded that the change did not affect any financial performance measure in any of our incentive programs, and thus there was no erroneous compensation and no clawback is necessary.
Restatement does not require Recovery	We evaluated this revision and concluded that the change did not affect any financial performance measure in any of our incentive programs, and thus there was no erroneous compensation and no clawback is necessary.